CONDENSED FINANCIAL INFORMATION OF THE PARENT COMPANY (Details)	Oct. 31, 2023
Parent Company
CONDENSED FINANCIAL INFORMATION OF THE PARENT COMPANY
Restricted net assets as a percentage of consolidated net assets	25.00%
PRC subsidiary, VIE and VIE's subsidiaries
CONDENSED FINANCIAL INFORMATION OF THE PARENT COMPANY
Restricted net assets as a percentage of consolidated net assets	25.00%